UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21875

Dividend Income Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Dividend Income Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 6.1%
General Dynamics Corp.	70,500	$5,954,430
Lockheed Martin Corp.	54,800	5,914,016
United Technologies Corp.	98,328	7,218,258
		$19,086,704
Beverages — 0.7%
Diageo PLC ADR	26,300	$2,122,673
		$2,122,673
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The)	35,200	$1,641,376
		$1,641,376
Commercial Banks — 7.6%
Bank of Nova Scotia	73,395	$3,513,419
Intesa Sanpaolo	529,000	3,749,344
KBC Groep NV	43,090	5,478,646
National Bank of Greece SA	88,200	5,368,656
Standard Chartered PLC	161,000	5,397,388
Toronto-Dominion Bank	3,100	209,870
		$23,717,323
Communications Equipment — 2.2%
Nokia Oyj Sponsored ADR	185,500	$6,854,225
		$6,854,225
Computer Peripherals — 2.5%
International Business Machines Corp.	72,781	$7,812,313
		$7,812,313
Containers & Packaging — 0.6%
Temple-Inland, Inc.	104,820	$1,965,375
		$1,965,375
Diversified Financial Services — 3.9%
Bank of America Corp.	82,190	$3,645,126
Citigroup, Inc.	88,633	2,501,223
JPMorgan Chase & Co.	130,000	6,181,500
		$12,327,849
Diversified Telecommunication Services — 5.7%
AT&T, Inc.	172,567	$6,642,104
Elisa Oyj	45,500	1,293,134
Telefonos de Mexico SA de CV ADR	62,130	2,242,893
Verizon Communications, Inc.	164,460	6,387,626
Windstream Corp.	101,500	1,178,415
		$17,744,172
Electric Utilities — 4.3%
CPFL Energia SA ADR	35,800	$1,874,130
E.ON AG	29,366	5,385,762
E.ON AG ADR	2	124
Enel SpA	168,000	1,858,329
Fortum Oyj	76,092	3,072,098
Scottish and Southern Energy PLC	39,900	1,215,465
		$13,405,908

Energy Equipment & Services — 3.7%
Diamond Offshore Drilling, Inc.	48,388	$5,464,457
Schlumberger, Ltd.	30,400	2,293,984
Transocean, Inc. (1)	31,831	3,902,481
		$11,660,922
Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	25,300	$1,287,264
		$1,287,264
Food Products — 2.7%
Cadbury Schweppes PLC ADR	36,081	$1,600,914
Nestle SA	15,198	6,780,231
Nestle SA ADR	3	329
		$8,381,474
Health Care Equipment & Supplies — 1.0%
Covidien, Ltd.	71,400	$3,186,582
		$3,186,582
Hotels, Restaurants & Leisure — 2.4%
McDonald’s Corp.	111,400	$5,965,470
Starwood Hotels & Resorts Worldwide, Inc.	34,400	1,556,600
		$7,522,070
Household Products — 0.8%
Kimberly-Clark Corp.	16,670	$1,094,385
Kimberly-Clark de Mexico S.A. de C.V.	362,500	1,469,063
		$2,563,448
Industrial Conglomerates — 2.0%
General Electric Co.	173,650	$6,148,946
		$6,148,946
Insurance — 8.2%
AFLAC, Inc.	111,600	$6,844,428
Brit Insurance Holdings PLC	197,500	894,060
Chubb Corp.	38,000	1,968,020
Fidelity National Financial, Inc.	149,025	2,934,302
Hartford Financial Services Group, Inc.	30,000	2,423,100
Lincoln National Corp.	98,300	5,343,588
Prudential Financial, Inc.	62,600	5,281,562
		$25,689,060
Machinery — 4.2%
Atlas Copco AB, Class A	129,200	$1,841,469
Eaton Corp.	69,100	5,718,716
Illinois Tool Works, Inc.	114,300	5,760,720
		$13,320,905
Media — 1.2%
Time Warner, Inc.	234,400	$3,689,456
		$3,689,456
Metals & Mining — 4.3%
BHP Billiton, Ltd. ADR	50,600	$3,419,042
Companhia Vale do Rio Doce ADR	73,700	2,209,526
Compass Minerals International, Inc.	38,900	1,650,138
Freeport-McMoran Copper & Gold, Inc., Class B	33,131	2,949,653
Southern Copper Corp.	33,200	3,115,488
		$13,343,847
Multi-Utilities — 4.0%
CMS Energy Corp.	32,000	$501,440
Consolidated Edison, Inc.	67,000	2,919,860
Energy East Corp.	134,200	3,388,550
United Utilities PLC	391,200	5,572,946
		$12,382,796

Oil, Gas & Consumable Fuels — 13.6%
Chevron Corp.	80,100	$6,768,450
ConocoPhillips	78,103	6,273,233
Exxon Mobil Corp.	78,529	6,784,906
Hess Corp.	35,000	3,179,050
Occidental Petroleum Corp.	106,160	7,205,079
Total SA ADR	93,770	6,824,581
Williams Cos., Inc. (The)	178,165	5,695,935
		$42,731,234
Pharmaceuticals — 5.0%
GlaxoSmithKline PLC ADR	60,454	$2,864,310
Johnson & Johnson	93,685	5,926,513
Pfizer, Inc.	229,564	5,369,502
Wyeth	37,981	1,511,644
		$15,671,969
Real Estate — 0.6%
Johnson Controls, Inc.	51,000	$1,803,870
		$1,803,870
Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities, Inc.	4,800	$450,960
Simon Property Group, Inc.	80,690	7,212,072
		$7,663,032
Tobacco — 5.2%
Altria Group, Inc.	92,445	$7,009,180
Imperial Tobacco Group PLC	59,800	2,924,314
Loews Corp.-Carolina Group	76,500	6,282,945
		$16,216,439
Water Utilities — 1.6%
Severn Trent PLC	177,000	$5,035,232
		$5,035,232
Wireless Telecommunication Services — 2.0%
Vodafone Group PLC ADR	179,200	$6,236,160
		$6,236,160
Total Common Stocks (identified cost $308,960,192)		$311,212,624

Short-Term Investments — 1.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (2)	$2,937	$2,937,388
Total Short-Term Investments (identified cost $2,937,388)		$2,937,388
Total Investments — 100.4% (identified cost $311,897,580)		$314,150,012
Other Assets, Less Liabilities — (0.4)%		$(1,138,056)
Net Assets — 100.0%		$313,011,956

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $39,703.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	78.6%	$246,001,524
United Kingdom	6.7	21,039,404
Switzerland	2.2	6,780,231
Italy	1.8	5,607,673
Belgium	1.8	5,478,646
Germany	1.7	5,385,762
Greece	1.7	5,368,656
Finland	1.4	4,365,232
Cayman Islands	1.2	3,902,481
Canada	1.2	3,723,289
Bermuda	1.0	3,186,582
Sweden	0.6	1,841,469
Mexico	0.5	1,469,063
Total Investments	100.4%	$314,150,012

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$311,936,054
Gross unrealized appreciation	$16,412,048
Gross unrealized depreciation	(14,198,090)
Net unrealized appreciation	$2,213,958

The net unrealized appreciation on foreign currency transactions at January 31, 2008 was $6,451.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 11, 2008